                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number: 028 - 13698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                November 03, 2010
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary: March 31, 2010

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total:    $ 122,634
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                           MARKET                                         VOTING
30-SEP-10                         TITLE OF                  VALUE             SH/  INVESTMENT    OTHER   AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP     (X$1000)   SHARES   PN   DISCRETION  MANAGERS    SOLE
------------------------------  ------------  ---------  ---------  --------  ---  ----------  --------  ---------
Analog Devices Inc              COM           032654105  $8,397.29   267,600   SH     Sole                267,600
Teck Resources Ltd              CL B          878742204  $8,050.90   195,600   SH     Sole                195,600
SPDR Gold Shares                COM           78463V107  $7,342.03    57,400   SH     Sole                 57,400
Rogers Communications Inc       CL B          775109200  $7,203.70   192,458   SH     Sole                192,458
Toronto-Dominion Bank/The       COM           891160509  $6,994.77    96,800   SH     Sole                 96,800
Canadian Imperial Bank of Comm  COM           136069101  $6,929.18    95,654   SH     Sole                 95,654
Intel Corp                      COM           458140100  $6,606.72   344,100   SH     Sole                344,100
Microsoft Corp                  COM           594918104  $6,504.54   265,600   SH     Sole                265,600
Occidental Petroleum Corp       COM           674599105  $6,256.17    79,900   SH     Sole                 79,900
Suncor Energy Inc               COM           867224107  $5,452.13   167,500   SH     Sole                167,500
Noble Corp                      COM           H5833N103  $5,038.09   149,100   SH     Sole                149,100
Bank of America Corp            COM           060505104  $4,967.16   379,100   SH     Sole                379,100
CVS Caremark Corp               COM           126650100  $4,364.89   138,700   SH     Sole                138,700
Tyco International Ltd          COM           H89128104  $4,201.91   114,400   SH     Sole                114,400
Bank of Nova Scotia             COM           064149107  $3,861.37    72,446   SH     Sole                 72,446
Schlumberger Ltd                COM           806857108  $3,801.34    61,700   SH     Sole                 61,700
Teva Pharmaceutical Industries  COM           881624209  $3,434.03    65,100   SH     Sole                 65,100
Procter & Gamble Co/The         COM           742718109  $3,382.31    56,400   SH     Sole                 56,400
Research In Motion Ltd          COM           760975102  $2,570.83    52,800   SH     Sole                 52,800
Morgan Stanley                  COM           617446448  $2,512.42   101,800   SH     Sole                101,800
Diamond Offshore Drilling Inc   COM           25271C102  $2,186.06    32,257   SH     Sole                 32,257
Ciena Corp                      COM           171779309  $2,139.32   137,400   SH     Sole                137,400
Expedia Inc                     COM           30212P105  $1,990.22    70,500   SH     Sole                 70,500
Starbucks Corp                  COM           855244109  $1,865.15    73,000   SH     Sole                 73,000
SPDR S&P Homebuilders ETF       COM           78464A888  $1,812.26   114,700   SH     Sole                114,700
CGI Group Inc                   CL A SUB VTG  39945C109  $1,532.31   101,950   SH     Sole                101,950
Royal Bank of Canada            COM           780087102  $1,167.71    22,400   SH     Sole                 22,400
Sycamore Networks Inc           COM           871206405  $  839.65    25,907   SH     Sole                 25,907
Apple Inc                       COM           037833100  $  681.00     2,400   SH     Sole                  2,400
Nexen Inc                       COM           65334H102  $  548.73    27,300   SH     Sole                 27,300